UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: Quarter End June 30, 1999

Check here if Amendment [ ]; Amendment Number:______
  This Amendment (Check only one.): [  ] is a restatement.
						[  ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Name:		Veredus Asset Management LLC
Address:	4500 Bowling Blvd. Suite 250
		Louisville, KY 40207

Form 13F File Number:	28-7802

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:		James R. Jenkins
Title:		V.P. & Chief Operating Officer
Phone:		(502) 899-4080

Signature, Place, and Date of Signing:

JAMES R. JENKINS		LOUISVILLE, KENTUCKY		AUGUST 12, 1999
  [Signature]		   [City, State]			   [Date]

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.

[ ]	13F NOTICE.

[ ]	13F COMBINATION REPORT.







Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:		82

Form 13F Information Table Value Total:		$208,290
								(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE






































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Form 13F INFORMATION TABLE












COLUMN 1
COLUMN 2
COLUMN 3
 COLUMN 4
COLUMN 5

COLUMN 6
COLUMN 7
COLUMN 8







 VALUE


INVESTMENT
OTHER
VOTING AUTHORITY




NAME
TITLE
CUSIP
 (000s)
SHARES
PUT/CALL
DISCRTN
MGRS
SOLE
SHARE
NONE


ADVANTA CORP-CL A
COM
007942105
 3,802
 210,500

SOLE

 210,500




AMERICAN EAGLE OUTFITTERS INC
COM
02553D108
 3,030
 66,600

SOLE

 66,600




ACCLAIM ENTERTAINMENT INC NEW
COM
004325205
 2,040
 320,000

SOLE

 310,900

9,100


APPLIED MATERIALS INC
COM
038222105
 59
 800

SOLE

 800




APPLIED MICRO CIRCUITS CORP
COM
03822W109
 3,232
 39,300

SOLE

 39,300




DIDAX INC
COM
227685104
 226
 23,200

SOLE

 23,200




AMES DEPARTMENT STORES INC NEW
COM
030789507
 7,464
 163,600

SOLE

 163,600




ANADIGICS INC
COM
032515108
 4,200
 113,500

SOLE

 109,350

4,150


ANNTAYLOR STORES CORP
COM
036115103
 6,570
 146,000

SOLE

 141,900

4,100


ASYST TECHNOLOGIES INC
COM
04648X107
 225
 7,500

SOLE

 2,150

5,350


ATMEL CORP
COM
049513104
 3,601
 137,500

SOLE

 133,700

3,800


AVIS RENT A CAR INC
COM
053790101
 2,490
 85,500

SOLE

 85,500




BED BATH & BEYOND INC
COM
075896100
 108
 2,800

SOLE

 800

2,000


BUSINESS OBJECTS SA
COM
12328X107
 3,376
 92,500

SOLE

 88,450

4,050


BUCA INC
COM
117769109
 1,924
 116,600

SOLE

 116,600




CATHERINES STORES CORP
COM
14916F100
 3,777
 305,250

SOLE

 292,950

12,300


CUTTER & BUCK INC
COM
232217109
 4,056
 240,350

SOLE

 232,325

8,025


CHICOS FAS INC
COM
168615102
 195
 8,300

SOLE

 2,400

5,900


CIENA CORPORATION
COM
171779101
 3,952
 130,900

SOLE

 130,900




COMPUTER NETWORK TECHNOLOGY
COM
204925101
 1,531
 70,800

SOLE

 70,800




CONEXANT SYSTEMS INC
COM
207142100
 2,799
 48,200

SOLE

 48,200




COSTCO COMPANIES INC
COM
22160Q102
 200
 2,500

SOLE

 700

1,800


CISCO SYSTEMS INC.
COM
17275R102
 77
 1,200

SOLE

 1,200




DETROIT DIESEL CORP
COM
250837101
 1,736
 70,500

SOLE

 68,300

2,200


DELPHI AUTOMOTIVE SYS CORP
COM
247126105
 153
 8,247

SOLE

 8,247




DSET CORP
COM
262504103
 2,194
 157,400

SOLE

 153,000

4,400


E-TEK DYNAMICS INC
COM
269240107
 6,549
 137,700

SOLE

 134,100

3,600


ETHAN ALLEN INTERIORS INC
COM
297602104
 665
 17,625

SOLE

 13,425

4,200


EXCALIBUR TECHNOLOGIES CORP
COM
300651205
 1,552
 108,900

SOLE

 108,900




FORD MOTOR CO
COM
345370100
 56
 1,000

SOLE

 1,000




FEDERAL EXPRESS CORP
COM
31304N107
 65
 1,200

SOLE

 1,200




FRONTIER AIRLINES INC NEW
COM
359065109
 4,522
 280,450

SOLE

 272,300

8,150


GANNETT INC DEL
COM
364730101
 50
 700

SOLE

 700




GENESCO INC
COM
371532102
 6,949
 477,200

SOLE

 477,200




GAP INC
COM
364760108
 76
 1,500

SOLE

 1,500




HOME DEPOT INC
COM
437076102
 52
 800

SOLE

 800




HI / FN INC
COM
428358105
 3,494
 45,900

SOLE

 44,600

1,300


HARMONIC LIGHTWAVES
COM
413160102
 5,916
 103,000

SOLE

 100,200

2,800


HIGH SPEED ACCESS
COM
42979U102
 179
 7,000

SOLE

 7,000




INFOCURE CORP
COM
45665A108
 8,346
 157,650

SOLE

 154,350

3,300


JDS UNIPHASE CORP
COM
46612J101
 11,769
 70,900

SOLE

 69,950

950


JACOBS ENGR GROUP INC
COM
469814107
 190
 5,000

SOLE

 1,400

3,600


JONES INTERCABLE INC CL A
COM
480206200
 5,248
 107,100

SOLE

 107,100




KULICKE & SOFFA INDUSTRIES INC
COM
501242101
 2,145
 80,000

SOLE

 77,800

2,200


KNIGHT RIDDER INC W/RTS TO PUR
COM
499040103
 562
 10,200

SOLE

 10,200




LASERSIGHT INC
COM
517924106
 9,303
 572,500

SOLE

 562,100

10,400


LOWES CO
COM
548661107
 187
 3,300

SOLE

 950

2,350


LOUISIANA PACIFIC CORP
COM
546347105
 226
 9,450

SOLE

 2,750

6,700


LSI LOGIC CORP
COM
502161102
 46
 1,000

SOLE

 1,000




SOUTHWEST AIRLINES CO
COM
844741108
 53
 1,700

SOLE

 1,700




LASER VISION CENTERS INC
COM
51807H100
 2,375
 37,700

SOLE

 37,700




MAYTAG CORP
COM
578592107
 70
 1,000

SOLE

 1,000




NAVISTAR INTERNATIONAL CORP
COM
63934E108
 11,873
 237,450

SOLE

 233,400

4,050


NEXTERA ENTERPRISES INC
COM
65332E101
 931
 144,600

SOLE

 144,600




OPTICAL COATING LAB INC
COM
683829105
 3,763
 45,000

SOLE

 43,700

1,300


ISOLYSER CO INC
COM
464888106
 1,285
 274,100

SOLE

 274,100




PF CHANGS CHINA BISTRO INC
COM
69333Y108
 3,244
 150,000

SOLE

 144,300

5,700


POLYCOM INC
COM
73172K104
 5,563
 142,650

SOLE

 138,700

3,950


PRI AUTOMATION INC
COM
69357H106
 2,777
 76,600

SOLE

 74,500

2,100


POWERWAVE TECHNOLOGIES INC
COM
739363109
 5,015
 155,500

SOLE

 151,100

4,400


QUALCOMM INC
COM
747525103
 72
 500

SOLE

 500




QWEST COMMUNICATIONS INTL INC
COM
749121109
 33
 1,000

SOLE

 1,000




REPUBLIC BANCORP INC-KY CL A
COM
760281204
 428
 36,800

SOLE

 36,800




RUBIOS RESTAURANTS INC
COM
78116B102
 31
 2,000

SOLE

 2,000




SKYWEST INC
COM
830879102
 3,055
 122,500

SOLE

 117,750

4,750


SANDISK CORP
COM
80004C101
 3,618
 80,400

SOLE

 77,950

2,450


SYNOPSYS INC
COM
871607107
 193
 3,500

SOLE

 1,000

2,500


AT&T CORP
COM
001957109
 56
 1,000

SOLE

 1,000




TERAYON COMMUNICATION SYS
COM
880775101
 7,149
 127,950

SOLE

 124,400

3,550


TLC THE LASER CENTER INC
COM
872934104
 3,130
 65,200

SOLE

 65,200




TIMBERLINE SOFTWARE CORP
COM
887134104
 937
 59,500

SOLE

 59,500




TURBOCHEF INC
COM
900006107
 2,289
 237,800

SOLE

 227,800

10,000


TRANSIT GROUP INC
COM
893691105
 64
 10,000

SOLE

 10,000




TUT SYSTEMS
COM
901103101
 1,938
 39,600

SOLE

 39,600




TIME WARNER INC
COM
887315109
 58
 800

SOLE

 800




TRANSWITCH CORP
COM
894065101
 6,415
 135,400

SOLE

 132,000

3,400


UNISYS CORP
COM
909214108
 66
 1,700

SOLE

 1,700




USG CORP NEW
COM
903293405
 185
 3,300

SOLE

 900

2,400


VITESSE SEMICONDUCTOR CORP
COM
928497106
 3,841
 56,950

SOLE

 54,900

2,050


WEBSTER FINL CORP
COM
947890109
 2,748
 101,300

SOLE

 101,300




WAL MART STORES INC
COM
931142103
 207
 4,300

SOLE

 1,300

3,000


WILLIAMS SONOMA INC
COM
969904101
 3,664
 105,250

SOLE

 100,500

4,750


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